Consolidated Statements of Operations (Parenthetical) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Of which Financial income incurred by renegotiating the convertible bond debt OCEANE	€ 0	€ 35,578